Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,967,326,105.25
Previously Paid Amount	0.00
Total Fee Amount	301,197.63
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 301,197.63
Narrative - Max Aggregate Offering Price	$ 1,967,326,105.25
Final Prospectus	true